Semiannual Report June 30, 2000

Oppenheimer
Money Fund/VA

A Series of Oppenheimer Variable Account Funds


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      The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Money Fund/VA

================================================================================
Objective
Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, seeks maximum current income in "money market" securities consistent with low capital risk and the maintenance of liquidity. Money market securities may include short-term government securities, certificates of deposit (CDs), bankers' acceptances and commercial paper.

================================================================================
Narrative by Carol E. Wolf, Portfolio Manager
A series of three short-term interest-rate hikes initiated by the Federal Reserve Board ("Fed") marked the six-month period that ended June 30, 2000. Prompted by ongoing inflation concerns, Fed Chairman Alan Greenspan continued to employ a gradual approach to slowing a domestic economy, identified as overheated, by raising rates by a quarter point on two occasions, then concluding with a more aggressive half-point increase. Although this measured course of action, which followed three prior rate hikes in the second half of 1999, at first appeared to produce no tangible signs of cooling, reports toward the end of the period suggested a slight moderation in economic growth.
         Against this backdrop, Oppenheimer Money Fund/VA produced an annualized yield of 5.43%, and an annualized yield including the effects of compounding of 5.53%, for the half-year period. The Fund's seven-day and compounded seven-day yields on June 30, 2000 were 6.20% and 6.39%, respectively.(1) While the Fund is managed to emphasize liquidity and safety, these returns were generally higher than those reported six months ago, due primarily to higher short-term interest rates during the period.
         In anticipation of these higher rates, we kept our average maturity short. This enabled us to respond more effectively to changing conditions without incurring undue risk.
         However, because rates were rising at fairly frequent intervals, there was unprecedented demand for securities with shorter maturities. As supply came under pressure, spreads or differences in yields within our investment universe narrowed significantly. Whereas we had favored these variable-rate vehicles in the past, they proved relatively unattractive throughout most of the period.
         We were able to find attractive yields in asset-backed commercial paper. The asset-backed programs purchased by our Fund are limited to well-structured, highly liquid programs. These investments typically offered a three- to five-basis-point advantage over comparable commercial paper issued by corporations. All told, asset-backed securities comprised 18.6% of invested assets at period end, constituting our largest area of concentration.(2) Other investments focused on commercial paper issued by high quality financial-services companies, insurers, banks and brokerage firms.
         Going forward, it's unclear whether the Federal Reserve will need to continue to pursue a tight monetary policy. In our view, investors have already factored in an additional half-point rate increase. The Fed will probably continue to keep a close eye on stock market performance and consumer confidence. We have recently started to purchase securities with maturities in excess of 90 days. We expect to maintain the average maturity of the Fund between 35 and 45 days. Furthermore, we have a significant amount of securities maturing in late June and early July; and, in the event of another rate hike, this should position us to capitalize on the ensuing income opportunity.
         In closing, we'd like thank you for your continued confidence and participation in Oppenheimer Money Fund/VA. We look forward to helping you reach your financial goals, while seeking to maintain the liquidity and safety of your investment.


An investment in money market funds is neither insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
1. Compounded yields assume reinvestment of dividends, and do not include the charges associated with the separate account products that offer this Fund. Past performance is not indicative of future results.
2. Based on total market value of net assets.


2                          Oppenheimer Money Fund/VA

Statement of Investments  June 30, 2000 (Unaudited)

                                                                                        Principal           Value
                                                                                        Amount              Note 1
=======================================================================================================================
Direct Bank Obligations--2.6%
-----------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce:
6.26%, 7/14/00                                                                          $5,000,000          $ 5,000,000

=======================================================================================================================
Letters of Credit--14.5%
-----------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV, guaranteeing commercial paper of LaSalle Bank NA:
6.78%, 8/30/00                                                                           5,000,000            5,000,000
-----------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of Banco Bradesco SA-Grand
Cayman Branch, Series B:
6.61%, 9/19/00                                                                           4,000,000            3,941,244
-----------------------------------------------------------------------------------------------------------------------
Credit Local de France, guaranteeing commercial paper of Dexia CLF Finance Co.:
6.59%, 9/13/00(1)                                                                        2,000,000            1,972,908
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, guaranteeing commercial paper of Deutsche Bank Financial,
Inc.:
6.19%, 7/26/00                                                                           5,000,000            4,978,507
-----------------------------------------------------------------------------------------------------------------------
First Union Corp., guaranteeing commercial paper of First Union National Bank:
6.94%, 5/17/01(2)                                                                        5,000,000            5,000,000
-----------------------------------------------------------------------------------------------------------------------
Keycorp, guaranteeing commercial paper of Key Bank NA:
6.94%, 5/11/01(2)                                                                        5,000,000            4,999,140
-----------------------------------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of Societe Generale North America:
6.60%, 9/8/00                                                                            2,000,000            1,974,700
                                                                                                            -----------
Total Letters of Credit                                                                                      27,866,499

=======================================================================================================================
Short-Term Notes--85.3%
-----------------------------------------------------------------------------------------------------------------------
Asset-Backed--19.0%
AriesOne Metafolio Corp.:
6.56%, 7/6/00(1)                                                                         3,000,000            2,997,267
-----------------------------------------------------------------------------------------------------------------------
Asset Backed Capital Finance, Inc.:
6.63%, 9/11/00(1)                                                                        3,000,000            2,960,220
-----------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.:
6.60%, 7/13/00(1)                                                                        4,300,000            4,290,540
-----------------------------------------------------------------------------------------------------------------------
Breeds Hill Capital Co. LLC, Series A:
6.57%, 7/19/00(1)                                                                        3,000,000            2,990,145
-----------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp.:
6.57%, 8/11/00(1)                                                                        3,000,000            2,977,552
-----------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
6.60%, 7/25/00(1)                                                                        4,000,000            3,982,400
-----------------------------------------------------------------------------------------------------------------------
Moriarty Ltd.:
6.40%, 7/5/00(1)                                                                         5,000,000            4,996,444
-----------------------------------------------------------------------------------------------------------------------
New Center Asset Trust:
6.24%, 7/17/00                                                                           5,000,000            4,986,133
-----------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC:
6.62%, 9/14/00(1)                                                                        3,000,000            2,958,625
-----------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
6.39%, 7/3/00(1)                                                                         3,500,000            3,498,758
                                                                                                            -----------
                                                                                                             36,638,084
-----------------------------------------------------------------------------------------------------------------------
Beverages--2.6%
Coca-Cola Enterprises, Inc.:
6.07%, 7/12/00(1)                                                                        5,000,000            4,990,711



                           Oppenheimer Money Fund/VA                         3

Statement of Investments  (Unaudited) (Continued)


                                                                                        Principal           Value
                                                                                        Amount              Note 1
-----------------------------------------------------------------------------------------------------------------------
Broker/Dealers--10.0%
Banc of America Securities LLC:
7.325%, 8/5/28(2)                                                                       $5,000,000          $ 5,000,000
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
6.699%, 2/14/01(2)                                                                       4,000,000            4,000,000
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, Promissory Nt.:
6.78%, 9/13/00(3)                                                                        4,500,000            4,500,000
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.:
7.125%, 6/8/01(2)                                                                        2,800,000            2,800,000
-----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
6.50%, 8/3/00                                                                            3,000,000            2,982,125
                                                                                                            -----------
                                                                                                             19,282,125
-----------------------------------------------------------------------------------------------------------------------
Commercial Finance--5.2%
Countrywide Home Loans, Series H:
6.717%, 5/21/01(2)                                                                       5,000,000            4,999,566
-----------------------------------------------------------------------------------------------------------------------
Homeside Lending, Inc.:
6.55%, 7/7/00                                                                            5,000,000            4,994,542
                                                                                                            -----------
                                                                                                              9,994,108
-----------------------------------------------------------------------------------------------------------------------
Consumer Services--1.6%
Block Financial Corp.:
6.63%, 7/27/00(1)                                                                        3,000,000            2,985,635
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial--12.8%
Associates Corp. of North America:
6.94%, 7/3/00                                                                            5,330,000            5,327,957
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
6.68%, 8/30/00                                                                           5,000,000            4,944,333
-----------------------------------------------------------------------------------------------------------------------
Household International, Inc.:
6.61%, 8/18/00(1)                                                                        4,900,000            4,856,815
-----------------------------------------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.:
6.18%, 7/18/00                                                                           5,000,000            4,985,408
-----------------------------------------------------------------------------------------------------------------------
Textron Financial Corp.:
6.61%, 8/23/00                                                                           4,500,000            4,456,209
                                                                                                            -----------
                                                                                                             24,570,722
-----------------------------------------------------------------------------------------------------------------------
Diversified Media--2.3%
Omnicom Finance, Inc.:
6.67%, 7/26/00(1)                                                                        4,500,000            4,479,156
-----------------------------------------------------------------------------------------------------------------------
Electric Utilities--2.1%
Edison International:
6.60%, 7/5/00(1)                                                                         4,098,000            4,094,995
-----------------------------------------------------------------------------------------------------------------------
Insurance--14.8%
Aegon Funding Corp.:
6.59%, 9/8/00(1)                                                                         2,000,000            1,974,700
-----------------------------------------------------------------------------------------------------------------------
AIG Life Insurance Co.:
6.13%, 5/31/01(2)(3)                                                                     3,000,000            3,000,000
-----------------------------------------------------------------------------------------------------------------------
American General Corp.:
6.50%, 7/14/00                                                                           5,000,000            4,988,264
-----------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A:
6.63%, 9/15/00                                                                           3,000,000            2,958,010



4                          Oppenheimer Money Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                        Principal          Value
                                                                                        Amount             Note 1
-----------------------------------------------------------------------------------------------------------------------
Insurance  (continued)
Cooperative Assn. of Tractor Dealers, Inc., Series B:
6.67%, 7/25/00                                                                          $3,000,000         $  2,986,660
-----------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
6.86%, 12/31/22(2)                                                                       3,500,000            3,500,000
-----------------------------------------------------------------------------------------------------------------------
Pacific Life Insurance Co.:
6.661%, 2/14/03(2)(3)                                                                    4,000,000            4,000,000
-----------------------------------------------------------------------------------------------------------------------
Teachers Insurance & Annuity Assn. of America:
6.62%, 8/1/00(1)                                                                         3,000,000            2,982,898
-----------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.:
6.615%, 9/16/00(2)(3)                                                                    2,000,000            2,000,000
                                                                                                           ------------
                                                                                                             28,390,532
-----------------------------------------------------------------------------------------------------------------------
Leasing & Factoring--2.6%
American Honda Finance Corp.:
6.17%, 7/19/00                                                                           5,000,000            4,984,575
-----------------------------------------------------------------------------------------------------------------------
Manufacturing--2.3%
Eaton Corp.:
6.70%, 11/8/00(1)                                                                        4,500,000            4,391,125
-----------------------------------------------------------------------------------------------------------------------
Publishing--2.6%
Tribune Co.:
6.18%, 7/17/00(1)                                                                        5,000,000            4,986,267
-----------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--1.8%
Forrestal Funding Master Trust, Series 2000-A:
6.63%, 7/28/00(4)                                                                        3,500,000            3,482,596
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Technology--5.6%
Alcatel SA:
6.60%, 9/7/00(1)                                                                         2,000,000            1,975,067
-----------------------------------------------------------------------------------------------------------------------
GTE Corp.:
6.60%, 7/19/00(1)                                                                        2,000,000            1,993,400
6.64%, 7/28/00(1)                                                                        1,850,000            1,840,787
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.:
6.17%, 7/17/00(1)                                                                        5,000,000            4,986,289
                                                                                                           ------------
                                                                                                             10,795,543
                                                                                                           ------------
Total Short-Term Notes                                                                                      164,066,174
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                  102.4%         196,932,673
-----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (2.4)          (4,528,708)
                                                                                        ----------         ------------
Net Assets                                                                                   100.0%        $192,403,965
                                                                                        ==========         ============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $80,162,704, or 41.66% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $13,500,000, or 7.02% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.
4. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,482,596 or 1.81% of the Fund's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.


                           Oppenheimer Money Fund/VA                         5

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)


==============================================================================================
Assets
Investments, at value--see accompanying statement                                 $196,932,673
----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       545,454
Interest                                                                               334,345
Other                                                                                   35,725
                                                                                  ------------
Total assets                                                                       197,848,197
==============================================================================================
Liabilities
Bank overdraft                                                                          70,469
----------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                               4,970,528
Dividends                                                                              397,916
Transfer and shareholder servicing agent fees                                              972
Trustees' compensation                                                                     513
Other                                                                                    3,834
                                                                                  ------------
Total liabilities                                                                    5,444,232
==============================================================================================
Net Assets                                                                        $192,403,965
                                                                                  ============
==============================================================================================
Composition of Net Assets
Paid-in capital                                                                   $192,418,588
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                               (14,623)
                                                                                  ------------
Net assets--applicable to 192,418,609 shares of beneficial interest outstanding   $192,403,965
                                                                                  ============
==============================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                           $1.00

See accompanying Notes to Financial Statements.


6                           Oppenheimer Money Fund/VA

Statement of Operations   For the Six Months Ended June 30, 2000 (Unaudited)

=========================================================================
Investment Income
Interest                                                       $6,171,973
=========================================================================
Expenses
Management fees                                                   447,236
-------------------------------------------------------------------------
Custodian fees and expenses                                         4,801
-------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                       1,835
-------------------------------------------------------------------------
Trustees' compensation                                              1,059
-------------------------------------------------------------------------
Other                                                              20,004
                                                               ----------
Total expenses                                                    474,935
Less expenses paid indirectly                                      (4,508)
                                                               ----------
Net expenses                                                      470,427
=========================================================================
Net Investment Income                                           5,701,546
=========================================================================
Net Realized Gain on Investments                                    2,185
=========================================================================
Net Increase in Net Assets Resulting from Operations           $5,703,731
                                                               ==========

See accompanying Notes to Financial Statements.



                            Oppenheimer Money Fund/VA                          7

Statements of Changes in Net Assets


                                                             Six Months Ended     Year Ended
                                                             June 30, 2000        December 31,
                                                             (Unaudited)          1999
==============================================================================================
Operations
Net investment income                                        $  5,701,546         $  8,116,875
----------------------------------------------------------------------------------------------
Net realized gain                                                   2,185                1,540
                                                             ------------         ------------
Net increase in net assets resulting from operations            5,703,731            8,118,415
==============================================================================================
Dividends and/or Distributions to Shareholders                 (5,701,546)          (8,128,189)
==============================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                               (8,663,877)          49,276,631
==============================================================================================
Net Assets
Total increase (decrease)                                      (8,661,692)          49,266,857
----------------------------------------------------------------------------------------------
Beginning of period                                           201,065,657          151,798,800
                                                             ------------         ------------
End of period                                                $192,403,965         $201,065,657
                                                             ============         ============

See accompanying Notes to Financial Statements.


8                           Oppenheimer Money Fund/VA

Financial Highlights


                                           Six Months
                                           Ended June 30,
                                           2000           Year Ended December 31,
                                           (Unaudited)    1999         1998          1997          1996           1995
=========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period          $1.00          $1.00        $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain         .03            .05          .05           .05           .05           .06
Dividends and/or distributions
to shareholders                                (.03)          (.05)        (.05)         (.05)         (.05)         (.06)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00          $1.00        $1.00         $1.00         $1.00         $1.00
                                              =====          =====        =====         =====         =====         =====
=========================================================================================================================
Total Return(1)                                3.04%          4.96%        5.25%         5.31%         5.13%         5.62%
=========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $192,404       $201,066     $151,799      $126,782      $129,719       $65,386
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $199,842       $166,727     $137,633      $133,707      $ 99,263       $75,136
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                          5.74%          4.87%        5.12%         5.19%         5.01%         5.52%
Expenses                                       0.47%          0.48%        0.50%(3)      0.48%(3)      0.49%(3)      0.51%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                           Oppenheimer Money Fund/VA                         9

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                                     -------------------------------------     ---------------------------------
                                                     Shares               Amount               Shares              Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                  372,522,720         $ 372,522,720         381,258,296        $ 381,258,296
Dividends and/or distributions reinvested               5,760,940             5,760,940           7,983,593            7,983,593
Redeemed                                             (386,947,537)         (386,947,537)       (339,965,258)        (339,965,258)
                                                     ------------         -------------        ------------        -------------
Net increase (decrease)                                (8,663,877)        $  (8,663,877)         49,276,631        $  49,276,631
                                                     ============         =============        ============        =============


10                         Oppenheimer Money Fund/VA

================================================================================
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended June 30, 2000, was an annualized rate of 0.45%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.



                           Oppenheimer Money Fund/VA                          11

Oppenheimer Money Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Carol E. Wolf, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Money Fund/VA. For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


          (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

12                         Oppenheimer Money Fund/VA